Accounts payable	12 Months Ended
Dec. 31, 2018
Accounts payable
Accounts payable

16.  Accounts payable

Accounts payable consists of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Vendor payable	62,548,717	66,701,380
Shipping charges payable and others	11,788,991	13,283,638
Total	74,337,708	79,985,018